Related Party Transactions - Schedule of significant related party transactions, acquisition of right-of-use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions
Additions	$ 235
CyberLink
Related Party Transactions
Additions	0	$ 400
ClinJeff
Related Party Transactions
Additions	235	0
Total for all related parties
Related Party Transactions
Additions	$ 235	$ 400